Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000169811 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169811 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169811 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169811 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169811 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000169811 [Member] | The TJX Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169811 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000169811 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000169811 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000169811 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000169811 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169811 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000169811 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000169811 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000169811 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000169811 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000169811 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000169811 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169811 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000169811 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000169811 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000169807 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169807 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169807 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169807 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169807 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000169807 [Member] | The TJX Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169807 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000169807 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000169807 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000169807 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000169807 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169807 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000169807 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000169807 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000169807 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000169807 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000169807 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000169807 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169807 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000169807 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000169807 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000169813 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169813 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169813 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169813 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169813 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000169813 [Member] | The TJX Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169813 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000169813 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000169813 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000169813 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000169813 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169813 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000169813 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000169813 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000169813 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000169813 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000169813 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000169813 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169813 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000169813 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000169813 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000169812 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169812 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169812 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169812 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169812 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000169812 [Member] | The TJX Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169812 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000169812 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000169812 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000169812 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000169812 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169812 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000169812 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000169812 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000169812 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000169812 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000169812 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000169812 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169812 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000169812 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000169812 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000211219 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000211219 [Member] | Fujikura Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000211219 [Member] | Mitsubishi Heavy Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000211219 [Member] | Siemens Energy AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000211219 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000211219 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000211219 [Member] | Shopify Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000211219 [Member] | Societe Generale SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000211219 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000211219 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000211219 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000211219 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000211219 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000211219 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000211219 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000211219 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000211219 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000211219 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000211219 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000211219 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000211219 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000211219 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000211219 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000211219 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000211219 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000211219 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000211219 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000211219 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000211219 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000211219 [Member] | Other assets and liabilities net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000211220 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000211220 [Member] | Fujikura Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000211220 [Member] | Mitsubishi Heavy Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000211220 [Member] | Siemens Energy AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000211220 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000211220 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000211220 [Member] | Shopify Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000211220 [Member] | Societe Generale SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000211220 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000211220 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000211220 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000211220 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000211220 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000211220 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000211220 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000211220 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000211220 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000211220 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000211220 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000211220 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000211220 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000211220 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000211220 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000211220 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000211220 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000211220 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000211220 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000211220 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000211220 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000211220 [Member] | Other assets and liabilities net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000211217 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000211217 [Member] | Fujikura Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000211217 [Member] | Mitsubishi Heavy Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000211217 [Member] | Siemens Energy AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000211217 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000211217 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000211217 [Member] | Shopify Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000211217 [Member] | Societe Generale SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000211217 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000211217 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000211217 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000211217 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000211217 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000211217 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000211217 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000211217 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000211217 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000211217 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000211217 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000211217 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000211217 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000211217 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000211217 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000211217 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000211217 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000211217 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000211217 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000211217 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000211217 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000211217 [Member] | Other assets and liabilities net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000211216 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000211216 [Member] | Fujikura Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000211216 [Member] | Mitsubishi Heavy Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000211216 [Member] | Siemens Energy AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000211216 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000211216 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000211216 [Member] | Shopify Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000211216 [Member] | Societe Generale SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000211216 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000211216 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000211216 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000211216 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000211216 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000211216 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000211216 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000211216 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000211216 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000211216 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000211216 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000211216 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000211216 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000211216 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000211216 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000211216 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000211216 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000211216 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000211216 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000211216 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000211216 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000211216 [Member] | Other assets and liabilities net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000211218 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000211218 [Member] | Fujikura Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000211218 [Member] | Mitsubishi Heavy Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000211218 [Member] | Siemens Energy AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000211218 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000211218 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000211218 [Member] | Shopify Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000211218 [Member] | Societe Generale SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000211218 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000211218 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000211218 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000211218 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000211218 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000211218 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000211218 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000211218 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000211218 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000211218 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000211218 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000211218 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000211218 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000211218 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000211218 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000211218 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000211218 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000211218 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000211218 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000211218 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000211218 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000211218 [Member] | Other assets and liabilities net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000228574 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000228574 [Member] | Autodesk Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000228574 [Member] | Siemens AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000228574 [Member] | Agilent Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000228574 [Member] | Legrand SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000228574 [Member] | Eaton Corp PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000228574 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000228574 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000228574 [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000228574 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000228574 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000228574 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000228574 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000228574 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000228574 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%
C000228574 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000228574 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000228574 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000228574 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000228574 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000228574 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000228574 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000228574 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000228574 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000228574 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000228574 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000228574 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000228574 [Member] | Other assets and liabilities net [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000228578 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000228578 [Member] | Autodesk Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000228578 [Member] | Siemens AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000228578 [Member] | Agilent Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000228578 [Member] | Legrand SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000228578 [Member] | Eaton Corp PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000228578 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000228578 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000228578 [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000228578 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000228578 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000228578 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000228578 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000228578 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000228578 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%
C000228578 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000228578 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000228578 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000228578 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000228578 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000228578 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000228578 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000228578 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000228578 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000228578 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000228578 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000228578 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000228578 [Member] | Other assets and liabilities net [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000228577 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000228577 [Member] | Autodesk Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000228577 [Member] | Siemens AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000228577 [Member] | Agilent Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000228577 [Member] | Legrand SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000228577 [Member] | Eaton Corp PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000228577 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000228577 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000228577 [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000228577 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000228577 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000228577 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000228577 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000228577 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000228577 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%
C000228577 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000228577 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000228577 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000228577 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000228577 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000228577 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000228577 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000228577 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000228577 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000228577 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000228577 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000228577 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000228577 [Member] | Other assets and liabilities net [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000228576 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000228576 [Member] | Autodesk Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000228576 [Member] | Siemens AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000228576 [Member] | Agilent Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000228576 [Member] | Legrand SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000228576 [Member] | Eaton Corp PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000228576 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000228576 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000228576 [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000228576 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000228576 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000228576 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000228576 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000228576 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000228576 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%
C000228576 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000228576 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000228576 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000228576 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000228576 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000228576 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000228576 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000228576 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000228576 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000228576 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000228576 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000228576 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000228576 [Member] | Other assets and liabilities net [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%